Summary of Significant Accounting Policies and Use of Estimates and Judgments (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies and Use of Estimates and Judgments [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are:
Laboratory equipment	5 – 10 years
Office equipment	3 – 10 years
Right-of-use assets	Lease terms